Expense Example - LVIP Vanguard International Equity ETF Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	36	123	219	500	61	203	357	806